Offerings	Feb. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, of Hudson Pacific Properties, Inc.
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of shares of common stock of Hudson Pacific Properties, Inc., (ii) such indeterminate number of shares of preferred stock of Hudson Pacific Properties, Inc., (iii) such indeterminate number of depositary shares of Hudson Pacific Properties, Inc., (iv) such indeterminate number of warrants of Hudson Pacific Properties, Inc. to purchase shares of common stock, shares of preferred stock or depositary shares, (v) such indeterminate number of purchase contracts of Hudson Pacific Properties, Inc., (vi) such indeterminate number of rights of Hudson Pacific Properties, Inc., (vii) such indeterminate number of units of Hudson Pacific Properties, Inc., (viii) such indeterminate principal amount of debt securities of Hudson Pacific Properties, L.P. and (ix) such indeterminate principal amount of guarantees by Hudson Pacific Properties, Inc. of the debt securities of Hudson Pacific Properties, L.P. as shall have an aggregate initial offering price not to exceed $1,000,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire shares of common stock or shares of preferred stock of Hudson Pacific Properties, Inc. under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and share of preferred stock as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share, of Hudson Pacific Properties, Inc.
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of shares of common stock of Hudson Pacific Properties, Inc., (ii) such indeterminate number of shares of preferred stock of Hudson Pacific Properties, Inc., (iii) such indeterminate number of depositary shares of Hudson Pacific Properties, Inc., (iv) such indeterminate number of warrants of Hudson Pacific Properties, Inc. to purchase shares of common stock, shares of preferred stock or depositary shares, (v) such indeterminate number of purchase contracts of Hudson Pacific Properties, Inc., (vi) such indeterminate number of rights of Hudson Pacific Properties, Inc., (vii) such indeterminate number of units of Hudson Pacific Properties, Inc., (viii) such indeterminate principal amount of debt securities of Hudson Pacific Properties, L.P. and (ix) such indeterminate principal amount of guarantees by Hudson Pacific Properties, Inc. of the debt securities of Hudson Pacific Properties, L.P. as shall have an aggregate initial offering price not to exceed $1,000,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire shares of common stock or shares of preferred stock of Hudson Pacific Properties, Inc. under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and share of preferred stock as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	false
Security Type	Other
Security Class Title	Depositary Shares of Hudson Pacific Properties, Inc.
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of shares of common stock of Hudson Pacific Properties, Inc., (ii) such indeterminate number of shares of preferred stock of Hudson Pacific Properties, Inc., (iii) such indeterminate number of depositary shares of Hudson Pacific Properties, Inc., (iv) such indeterminate number of warrants of Hudson Pacific Properties, Inc. to purchase shares of common stock, shares of preferred stock or depositary shares, (v) such indeterminate number of purchase contracts of Hudson Pacific Properties, Inc., (vi) such indeterminate number of rights of Hudson Pacific Properties, Inc., (vii) such indeterminate number of units of Hudson Pacific Properties, Inc., (viii) such indeterminate principal amount of debt securities of Hudson Pacific Properties, L.P. and (ix) such indeterminate principal amount of guarantees by Hudson Pacific Properties, Inc. of the debt securities of Hudson Pacific Properties, L.P. as shall have an aggregate initial offering price not to exceed $1,000,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire shares of common stock or shares of preferred stock of Hudson Pacific Properties, Inc. under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and share of preferred stock as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

Offering: 4
Offering:
Fee Previously Paid	false
Security Type	Other
Security Class Title	Warrants of Hudson Pacific Properties, Inc.
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of shares of common stock of Hudson Pacific Properties, Inc., (ii) such indeterminate number of shares of preferred stock of Hudson Pacific Properties, Inc., (iii) such indeterminate number of depositary shares of Hudson Pacific Properties, Inc., (iv) such indeterminate number of warrants of Hudson Pacific Properties, Inc. to purchase shares of common stock, shares of preferred stock or depositary shares, (v) such indeterminate number of purchase contracts of Hudson Pacific Properties, Inc., (vi) such indeterminate number of rights of Hudson Pacific Properties, Inc., (vii) such indeterminate number of units of Hudson Pacific Properties, Inc., (viii) such indeterminate principal amount of debt securities of Hudson Pacific Properties, L.P. and (ix) such indeterminate principal amount of guarantees by Hudson Pacific Properties, Inc. of the debt securities of Hudson Pacific Properties, L.P. as shall have an aggregate initial offering price not to exceed $1,000,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire shares of common stock or shares of preferred stock of Hudson Pacific Properties, Inc. under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and share of preferred stock as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

(2)	See offering note 1. The warrants covered by this Registration Statement may be preferred stock warrants, common stock warrants or depositary share warrants.

Offering: 5
Offering:
Fee Previously Paid	false
Security Type	Other
Security Class Title	Purchase Contracts of Hudson Pacific Properties, Inc.
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of shares of common stock of Hudson Pacific Properties, Inc., (ii) such indeterminate number of shares of preferred stock of Hudson Pacific Properties, Inc., (iii) such indeterminate number of depositary shares of Hudson Pacific Properties, Inc., (iv) such indeterminate number of warrants of Hudson Pacific Properties, Inc. to purchase shares of common stock, shares of preferred stock or depositary shares, (v) such indeterminate number of purchase contracts of Hudson Pacific Properties, Inc., (vi) such indeterminate number of rights of Hudson Pacific Properties, Inc., (vii) such indeterminate number of units of Hudson Pacific Properties, Inc., (viii) such indeterminate principal amount of debt securities of Hudson Pacific Properties, L.P. and (ix) such indeterminate principal amount of guarantees by Hudson Pacific Properties, Inc. of the debt securities of Hudson Pacific Properties, L.P. as shall have an aggregate initial offering price not to exceed $1,000,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire shares of common stock or shares of preferred stock of Hudson Pacific Properties, Inc. under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and share of preferred stock as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

Offering: 6
Offering:
Fee Previously Paid	false
Security Type	Other
Security Class Title	Rights of Hudson Pacific Properties, Inc.
Offering Note
(3)
See offering note 1. In U.S. dollars or the equivalent thereof denominated in one or more foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units).

Offering: 7
Offering:
Fee Previously Paid	false
Security Type	Other
Security Class Title	Units of Hudson Pacific Properties, Inc.
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of shares of common stock of Hudson Pacific Properties, Inc., (ii) such indeterminate number of shares of preferred stock of Hudson Pacific Properties, Inc., (iii) such indeterminate number of depositary shares of Hudson Pacific Properties, Inc., (iv) such indeterminate number of warrants of Hudson Pacific Properties, Inc. to purchase shares of common stock, shares of preferred stock or depositary shares, (v) such indeterminate number of purchase contracts of Hudson Pacific Properties, Inc., (vi) such indeterminate number of rights of Hudson Pacific Properties, Inc., (vii) such indeterminate number of units of Hudson Pacific Properties, Inc., (viii) such indeterminate principal amount of debt securities of Hudson Pacific Properties, L.P. and (ix) such indeterminate principal amount of guarantees by Hudson Pacific Properties, Inc. of the debt securities of Hudson Pacific Properties, L.P. as shall have an aggregate initial offering price not to exceed $1,000,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire shares of common stock or shares of preferred stock of Hudson Pacific Properties, Inc. under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and share of preferred stock as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

(3)
See offering note 1. In U.S. dollars or the equivalent thereof denominated in one or more foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units).

Offering: 8
Offering:
Fee Previously Paid	false
Security Type	Other
Security Class Title	Guarantees of Hudson Pacific Properties, Inc. of Debt Securities of Hudson Pacific Properties, L.P.
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of shares of common stock of Hudson Pacific Properties, Inc., (ii) such indeterminate number of shares of preferred stock of Hudson Pacific Properties, Inc., (iii) such indeterminate number of depositary shares of Hudson Pacific Properties, Inc., (iv) such indeterminate number of warrants of Hudson Pacific Properties, Inc. to purchase shares of common stock, shares of preferred stock or depositary shares, (v) such indeterminate number of purchase contracts of Hudson Pacific Properties, Inc., (vi) such indeterminate number of rights of Hudson Pacific Properties, Inc., (vii) such indeterminate number of units of Hudson Pacific Properties, Inc., (viii) such indeterminate principal amount of debt securities of Hudson Pacific Properties, L.P. and (ix) such indeterminate principal amount of guarantees by Hudson Pacific Properties, Inc. of the debt securities of Hudson Pacific Properties, L.P. as shall have an aggregate initial offering price not to exceed $1,000,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire shares of common stock or shares of preferred stock of Hudson Pacific Properties, Inc. under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and share of preferred stock as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

(4)
See offering note 1. Hudson Pacific Properties, Inc. may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by Hudson Pacific Properties, L.P. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 9
Offering:
Fee Previously Paid	false
Security Type	Debt
Security Class Title	Debt Securities of Hudson Pacific Properties, L.P.
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of shares of common stock of Hudson Pacific Properties, Inc., (ii) such indeterminate number of shares of preferred stock of Hudson Pacific Properties, Inc., (iii) such indeterminate number of depositary shares of Hudson Pacific Properties, Inc., (iv) such indeterminate number of warrants of Hudson Pacific Properties, Inc. to purchase shares of common stock, shares of preferred stock or depositary shares, (v) such indeterminate number of purchase contracts of Hudson Pacific Properties, Inc., (vi) such indeterminate number of rights of Hudson Pacific Properties, Inc., (vii) such indeterminate number of units of Hudson Pacific Properties, Inc., (viii) such indeterminate principal amount of debt securities of Hudson Pacific Properties, L.P. and (ix) such indeterminate principal amount of guarantees by Hudson Pacific Properties, Inc. of the debt securities of Hudson Pacific Properties, L.P. as shall have an aggregate initial offering price not to exceed $1,000,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire shares of common stock or shares of preferred stock of Hudson Pacific Properties, Inc. under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and share of preferred stock as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

(4)
See offering note 1. Hudson Pacific Properties, Inc. may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by Hudson Pacific Properties, L.P. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 940,750,570
Fee Rate	0.01531%
Amount of Registration Fee	$ 144,028.92
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of shares of common stock of Hudson Pacific Properties, Inc., (ii) such indeterminate number of shares of preferred stock of Hudson Pacific Properties, Inc., (iii) such indeterminate number of depositary shares of Hudson Pacific Properties, Inc., (iv) such indeterminate number of warrants of Hudson Pacific Properties, Inc. to purchase shares of common stock, shares of preferred stock or depositary shares, (v) such indeterminate number of purchase contracts of Hudson Pacific Properties, Inc., (vi) such indeterminate number of rights of Hudson Pacific Properties, Inc., (vii) such indeterminate number of units of Hudson Pacific Properties, Inc., (viii) such indeterminate principal amount of debt securities of Hudson Pacific Properties, L.P. and (ix) such indeterminate principal amount of guarantees by Hudson Pacific Properties, Inc. of the debt securities of Hudson Pacific Properties, L.P. as shall have an aggregate initial offering price not to exceed $1,000,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire shares of common stock or shares of preferred stock of Hudson Pacific Properties, Inc. under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and share of preferred stock as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

Offering: 11
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, of Hudson Pacific Properties, Inc.
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 59,249,430
Amount of Registration Fee	$ 5,424.88
Offering Note
(5)
The registrant previously paid a fee of $11,445 related to the at the market offering, issuance and sale of up to $125,000,000 of shares of the registrant’s common stock from time to time to or through Barclays Capital Inc., BofA Securities, Inc., KeyBanc Capital Markets Inc., and/or Wells Fargo Securities, LLC, as the Company’s sales agents (the “Agents”), pursuant to separate Equity Distribution Agreements dated November 16, 2012, each as amended on July 21, 2014, March 17, 2015, April 5, 2019 and June 1, 2021, each among Hudson Pacific Properties, Inc., Hudson Pacific Properties, L.P. and each of the Agents. Of such shares of common stock, $59,249,430 remain unsold (the “Unsold Shelf Securities”). $59,249,430 of the Unsold Shelf Securities are being included in this registration statement and the registration fee in the amount of $5,424.88 related thereto is applied to the registrant’s total registration fee.